Interest in Other Entities - Schedule of Total Investment Accounted for Using the Equity Method (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		$ 341	$ 2,995
Polyrizon [Member]
Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total	[1]		499
SciSparc Nutraceuticals [Member]
Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total	[2]		1,940
Solterra Energy (note 4P) [Member]
Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total			76
Revoltz (note 4I) [Member]
Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		73	110
Zig Miami 54 (note 4G) [Member]
Schedule of Total Investment Accounted for Using the Equity Method [Line Items]
Total		$ 268	$ 370

[1]	Polyrizon investment was accounted for as assets at fair value through profit or loss from October 30, 2024 (note 4H).
[2]	Jeffs’ Brands was deconsolidated on January 28, 2024, and was accounted for as assets at fair value through profit or loss from this date.